UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-01236

DWS Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2013

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2013 Semiannual Report to Shareholders

DWS Global Income Builder Fund

Contents

4 Letter to Shareholders
5 Performance Summary
9 Portfolio Management Team
9 Portfolio Summary
12 Investment Portfolio
43 Statement of Assets and Liabilities
45 Statement of Operations
46 Statement of Changes in Net Assets
47 Financial Highlights
52 Notes to Financial Statements
68 Information About Your Fund's Expenses
70 Summary of Management Fee Evaluation by Independent Fee Consultant
74 Account Management Resources
76 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. Dividends are not guaranteed. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund's ability to generate income may be adversely affected. Because Exchange Traded Funds (ETFs) trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Any fund that focuses in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. Small company stocks tend to be more volatile than medium-sized or large company stocks. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Investor:

As the U.S. and global economies regain their footing, economists are cautiously looking to a less erratic year for the financial markets in 2013. In the U.S. specifically, positive trends in areas such as housing starts and job creation suggest ongoing recovery, albeit at a relatively mild pace. Supporting this view, Larry Adam, Deutsche Asset & Wealth Management's Chief Investment Strategist for Wealth Management, cites the potential for increased bank lending, a rise in business spending, and improved consumer confidence as underlying forces that may act as catalysts for continued positive growth.

Still, critical issues are yet to be resolved. As Washington wrangles with debt concerns, spending, and monetary and fiscal policy, a fair amount of uncertainty lingers. Despite gains in the broad stock market, sluggish growth and historically low interest rates continue to pose a challenge to investors seeking a strategy for growth or retirement income.

Against this backdrop, what can you do? First, stay focused. Second-guessing investment decisions based on headlines, short-term market fluctuations or emotion is never a reliable strategy. Next, make a point of checking your asset allocation every year or so. Objectives may change over time, and periods of market volatility can shift a portfolio away from your established target allocation. Finally, remember that the investment professionals who manage your DWS fund bring a wealth of experience over a variety of market cycles, along with access to a broad network of research and analytical resources.

At Deutsche Asset & Wealth Management we embrace the concept of discipline and the value of maintaining a long-term view. We urge you to do the same.

Best regards,
Douglas Beck, CFA President, DWS Funds

Performance Summary April 30, 2013 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	9.85%	13.03%	3.96%	5.28%
Adjusted for the Maximum Sales Charge (max 5.75% load)	3.54%	6.53%	2.74%	4.65%
Russell 1000® Index†	15.05%	17.17%	5.49%	8.32%
Barclays U.S. Aggregate Bond Index††	0.90%	3.68%	5.72%	5.04%
S&P® Target Risk Moderate Index†††	6.93%	8.94%	3.54%	6.17%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		11.40%	4.15%	5.50%
Adjusted for the Maximum Sales Charge (max 5.75% load)		4.99%	2.92%	4.88%
Russell 1000® Index†		14.43%	6.15%	8.97%
Barclays U.S. Aggregate Bond Index††		3.77%	5.47%	5.02%
S&P® Target Risk Moderate Index†††		7.25%	3.71%	6.33%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	9.29%	12.01%	3.09%	4.57%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	5.29%	9.01%	2.91%	4.57%
Russell 1000® Index†	15.05%	17.17%	5.49%	8.32%
Barclays U.S. Aggregate Bond Index††	0.90%	3.68%	5.72%	5.04%
S&P® Target Risk Moderate Index†††	6.93%	8.94%	3.54%	6.17%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.39%	3.29%	4.79%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		7.39%	3.11%	4.79%
Russell 1000® Index†		14.43%	6.15%	8.97%
Barclays U.S. Aggregate Bond Index††		3.77%	5.47%	5.02%
S&P® Target Risk Moderate Index†††		7.25%	3.71%	6.33%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	9.41%	12.23%	3.11%	4.40%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	8.41%	12.23%	3.11%	4.40%
Russell 1000® Index†	15.05%	17.17%	5.49%	8.32%
Barclays U.S. Aggregate Bond Index††	0.90%	3.68%	5.72%	5.04%
S&P® Target Risk Moderate Index†††	6.93%	8.94%	3.54%	6.17%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.60%	3.29%	4.62%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		10.60%	3.29%	4.62%
Russell 1000® Index†		14.43%	6.15%	8.97%
Barclays U.S. Aggregate Bond Index††		3.77%	5.47%	5.02%
S&P® Target Risk Moderate Index†††		7.25%	3.71%	6.33%
Class S	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 4/30/13
No Sales Charges	9.96%	13.25%	4.18%	4.54%
Russell 1000® Index†	15.05%	17.17%	5.49%	6.34%
Barclays U.S. Aggregate Bond Index††	0.90%	3.68%	5.72%	5.55%
S&P® Target Risk Moderate Index†††	6.93%	8.94%	3.54%	5.08%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
No Sales Charges		11.62%	4.36%	4.29%
Russell 1000® Index†		14.43%	6.15%	6.17%
Barclays U.S. Aggregate Bond Index††		3.77%	5.47%	5.47%
S&P® Target Risk Moderate Index†††		7.25%	3.71%	4.93%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
No Sales Charges	9.99%	13.46%	4.27%	5.60%
Russell 1000® Index†	15.05%	17.17%	5.49%	8.32%
Barclays U.S. Aggregate Bond Index††	0.90%	3.68%	5.72%	5.04%
S&P® Target Risk Moderate Index†††	6.93%	8.94%	3.54%	6.17%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
No Sales Charges		11.82%	4.46%	5.83%
Russell 1000® Index†		14.43%	6.15%	8.97%
Barclays U.S. Aggregate Bond Index††		3.77%	5.47%	5.02%
S&P® Target Risk Moderate Index†††		7.25%	3.71%	6.33%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2013 are 0.92%, 1.90%, 1.75%, 0.72% and 0.66% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* Class S shares commenced operations on March 14, 2005. The performance shown for each index is for the time period of March 31, 2005 through April 30, 2013 (through March 31, 2013 for the most recent calendar quarter end returns), which is based on the performance period of the life of Class S.

† The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

†† The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more.

††† The S&P Target Risk Moderate Index is designed to measure the performance of S&P's proprietary moderate target risk allocation model. The S&P Target Risk Moderate Index seeks to provide significant exposure to fixed income, while also allocating a smaller portion of exposure to equities in order to seek current income, some capital preservation, and an opportunity for moderate to low capital appreciation.

‡ Total returns shown for periods less than one year are not annualized.
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value
4/30/13	$10.08	$10.09	$10.07	$10.08	$10.08
10/31/12	$9.56	$9.57	$9.55	$9.56	$9.56
Distribution Information as of 4/30/13
Income Dividends, Six Months	$.13	$.08	$.09	$.14	$.14
Capital Gain Distributions, Six Months	$.27	$.27	$.27	$.27	$.27

Portfolio Management Team

William Chepolis, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2005.

• Joined Deutsche Asset & Wealth Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank's fixed income and foreign exchange portfolios.

• Portfolio Manager for Retail Fixed Income: New York.

• BIS, University of Minnesota.

Thomas Schuessler, PhD, Managing Director

Portfolio Manager of the fund. Joined the fund in 2008.

• Joined Deutsche Asset & Wealth Management in 2001 after five years at Deutsche Bank where he managed various projects and worked in the office of the Chairman of the Management Board.

• US and Global Fund Management: Frankfurt.

• PhD, University of Heidelberg, studies in physics and economics at University of Heidelberg and University of Utah.

Philip G. Condon, Managing Director

Portfolio Manager of the fund. Joined the fund in 2013.

• Joined Deutsche Asset & Wealth Management in 1983.

• Head of US Retail Fixed Income Funds.

• BA and MBA, University of Massachusetts at Amherst.

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2013.

• Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

• Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the US Army from 1988 to 1991.

• Head of US High Yield Bonds: New York.

• BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

John D. Ryan, Director

Portfolio Manager of the fund. Joined the fund in 2012.

• Joined Deutsche Asset & Wealth Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.

• Over 19 years of investment industry experience.

• BA in Economics, University of Chicago; MBA, University of Chicago.

Fabian Degen, Assistant Vice President

Portfolio Manager of the fund. Joined the fund in 2012.

• Joined Deutsche Asset & Wealth Management in 2007.

• Portfolio manager for Value Equity: Frankfurt.

• US and Global Fund Management: Frankfurt.

• Bachelor of International Business Administration in Investments & Finance from International University of Applied Sciences Bad Honnef, Bonn with educational exchanges at the University of Maine (USA).

Portfolio Summary (Unaudited)

Five Largest Equity Holdings at April 30, 2013 (14.1% of Net Assets)
1. Procter & Gamble Co Manufacturer of diversified consumer products	3.5%
2. Microsoft Corp. Develops, manufactures, licenses, sells and supports software products	3.0%
3. PepsiCo, Inc. Provider of soft drinks, snack foods and food services	2.8%
4. UGI Corp. Distributes and markets energy products and services	2.7%
5. PartnerRe Ltd. Provides multi-line reinsurance to insurance companies	2.1%
Five Largest Fixed-Income Long-Term Securities at April 30, 2013 (5.0% of Net Assets)
1. Government National Mortgage Association 3.0%, 9/1/2042	1.4%
2. Government National Mortgage Association 4.0%, 7/1/2040	1.0%
3. U.S. Treasury Note 1.625%, 8/15/2022	0.9%
4. Government National Mortgage Association 3.5%, 10/20/2042	0.9%
5. Government of Canada 0.75%, 5/1/2014	0.8%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 12. A quarterly Fact Sheet is available on www.dws-investments.com or upon request. Please see the Account Management Resources section on page 74 for contact information.

Investment Portfolio as of April 30, 2013 (Unaudited)
	Shares	Value ($)

Common Stocks 55.8%
Consumer Discretionary 4.5%
Distributors 0.7%
Genuine Parts Co.	87,781	6,700,324
Hotels, Restaurants & Leisure 0.0%
Trump Entertainment Resorts, Inc.*	8	0
Media 2.6%
Pearson PLC	548,076	9,972,312
Vertis Holdings, Inc.*	345	0
Wolters Kluwer NV (a)	797,502	17,666,549
		27,638,861
Specialty Retail 0.6%
Staples, Inc. (a)	478,274	6,332,348
Textiles, Apparel & Luxury Goods 0.6%
VF Corp.	35,091	6,253,918
Consumer Staples 12.0%
Beverages 2.8%
PepsiCo, Inc.	353,925	29,188,195
Food Products 2.0%
Nestle SA (Registered)	144,271	10,309,376
Unilever NV (CVA)	263,653	11,243,103
		21,552,479
Household Products 3.5%
Procter & Gamble Co.	481,428	36,959,227
Tobacco 3.7%
Altria Group, Inc.	164,064	5,989,977
British American Tobacco PLC	280,892	15,567,652
Imperial Tobacco Group PLC	498,132	17,812,161
		39,369,790
Energy 5.9%
Energy Equipment & Services 1.5%
Transocean Ltd.* (a)	209,490	10,782,450
WorleyParsons Ltd.	233,578	5,522,917
		16,305,367
Oil, Gas & Consumable Fuels 4.4%
Canadian Natural Resources Ltd. (b)	222,000	6,511,589
Canadian Natural Resources Ltd. (b)	87,791	2,575,788
ConocoPhillips	148,134	8,954,700
Enbridge, Inc. (a)	235,072	11,186,016
Phillips 66	89,005	5,424,855
TransCanada Corp.	235,819	11,689,712
		46,342,660
Financials 6.1%
Commercial Banks 1.6%
Bank of Nova Scotia (a)	157,869	9,102,794
Toronto-Dominion Bank (a)	97,587	8,000,110
		17,102,904
Insurance 4.5%
PartnerRe Ltd. (a)	240,229	22,663,204
Powszechny Zaklad Ubezpieczen SA	74,612	10,298,541
Sampo Oyj "A" (a)	365,752	14,623,879
		47,585,624
Health Care 8.3%
Health Care Equipment & Supplies 1.3%
Stryker Corp.	201,561	13,218,370
Health Care Providers & Services 1.6%
Rhoen-Klinikum AG	815,942	17,436,169
Pharmaceuticals 5.4%
Novartis AG (Registered)	265,117	19,712,577
Roche Holding AG (Genusschein)	85,838	21,490,327
Sanofi	151,491	16,269,150
		57,472,054
Industrials 3.5%
Aerospace & Defense 0.7%
BAE Systems PLC	1,249,236	7,294,062
Air Freight & Logistics 0.6%
Singapore Post Ltd.	6,335,000	6,639,848
Building Products 0.0%
Congoleum Corp.*	11,440	0
Industrial Conglomerates 2.2%
Koninklijke Philips Electronics NV	497,883	13,796,208
Smiths Group PLC	497,057	9,653,483
		23,449,691
Information Technology 5.8%
Computers & Peripherals 1.8%
Diebold, Inc.	291,000	8,523,390
Wincor Nixdorf AG	198,996	10,483,301
		19,006,691
IT Services 0.7%
Automatic Data Processing, Inc.	110,973	7,472,922
Semiconductors & Semiconductor Equipment 0.3%
Intel Corp. (a)	140,188	3,357,503
Software 3.0%
Microsoft Corp.	955,109	31,614,108
Materials 3.9%
Chemicals 1.5%
Air Liquide SA	75,306	9,549,828
Air Products & Chemicals, Inc.	69,921	6,080,330
		15,630,158
Construction Materials 0.0%
Wolverine Tube, Inc.*	1,235	22,378
Containers & Packaging 1.3%
Sealed Air Corp.	390,544	8,638,833
Sonoco Products Co.	167,722	5,876,979
		14,515,812
Metals & Mining 1.1%
Franco-Nevada Corp. (a)	262,133	11,412,133
Telecommunication Services 2.2%
Diversified Telecommunication Services 0.4%
Belgacom SA (a)	189,853	4,381,642
Wireless Telecommunication Services 1.8%
NTT DoCoMo, Inc.	6,596	10,903,053
Vodafone Group PLC	2,425,083	7,407,640
		18,310,693
Utilities 3.6%
Gas Utilities 2.7%
UGI Corp. (a)	696,155	28,528,432
Multi-Utilities 0.9%
National Grid PLC	774,483	9,870,078
Total Common Stocks (Cost $509,036,116)		590,964,441

Preferred Stock 0.0%
Financials
Ally Financial, Inc. 144A, 7.0% (Cost $280,281)	295	291,137

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	207	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	57,540	34,703
Hercules Trust II, Expiration Date 3/31/2029*	506	10,494
		45,197
Total Warrants (Cost $90,209)		45,197

		Principal Amount ($)(c)	Value ($)

Corporate Bonds 28.9%
Consumer Discretionary 2.9%
313 Group, Inc., 144A, 6.375%, 12/1/2019		195,000	196,463
AMC Entertainment, Inc., 8.75%, 6/1/2019		520,000	572,650
Arcelik AS, 144A, 5.0%, 4/3/2023		500,000	513,750
Asbury Automotive Group, Inc., 7.625%, 3/15/2017		105,000	107,889
Avis Budget Car Rental LLC:
144A, 5.5%, 4/1/2023 (a)		200,000	206,250
8.25%, 1/15/2019		65,000	72,231
BC Mountain LLC, 144A, 7.0%, 2/1/2021		190,000	204,250
Block Communications, Inc., 144A, 7.25%, 2/1/2020		70,000	76,650
Boyd Gaming Corp., 144A, 9.0%, 7/1/2020 (a)		150,000	163,500
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		350,000	354,338
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		2,630,000	2,537,950
10.0%, 12/15/2018		55,000	33,825
11.25%, 6/1/2017		230,000	243,225
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		250,000	265,000
CCO Holdings LLC:
5.25%, 9/30/2022		1,330,000	1,354,937
5.75%, 1/15/2024 (d)		265,000	275,931
6.5%, 4/30/2021		445,000	482,825
6.625%, 1/31/2022		360,000	396,000
7.375%, 6/1/2020 (a)		3,610,000	4,052,225
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		225,000	235,969
Cequel Communications Holdings I LLC, 144A, 6.375%, 9/15/2020		1,105,000	1,176,825
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		25,000	24,094
Clear Channel Communications, Inc., 144A, 11.25%, 3/1/2021		265,000	280,900
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		240,000	255,000
Series B, 144A, 6.5%, 11/15/2022		345,000	370,012
Series A, 7.625%, 3/15/2020		20,000	21,350
Series B, 7.625%, 3/15/2020		1,190,000	1,282,225
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	25,469
Columbus International, Inc., 144A, 11.5%, 11/20/2014		500,000	556,250
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		310,000	321,019
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (a)		700,000	714,000
Delphi Corp., 5.0%, 2/15/2023		270,000	292,275
DISH DBS Corp., 7.875%, 9/1/2019		1,120,000	1,276,800
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		100,000	0
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		390,000	394,875
Harron Communications LP, 144A, 9.125%, 4/1/2020		120,000	136,050
Hertz Corp.:
144A, 4.25%, 4/1/2018		175,000	181,781
6.75%, 4/15/2019		1,265,000	1,400,987
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		220,000	237,325
Libbey Glass, Inc., 6.875%, 5/15/2020		135,000	147,994
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		150,000	156,000
Mediacom Broadband LLC, 6.375%, 4/1/2023		145,000	152,250
Mediacom LLC:
7.25%, 2/15/2022		20,000	22,100
9.125%, 8/15/2019		1,475,000	1,648,312
MGM Resorts International:
6.625%, 12/15/2021 (a)		595,000	646,319
144A, 6.75%, 10/1/2020 (a)		160,000	175,600
7.625%, 1/15/2017		1,530,000	1,736,550
144A, 8.625%, 2/1/2019		145,000	171,825
National CineMedia LLC, 6.0%, 4/15/2022		115,000	125,350
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		110,000	114,813
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		200,000	208,500
Regal Entertainment Group, 5.75%, 2/1/2025		50,000	50,375
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		160,000	161,200
Sabre Holdings Corp., 8.35%, 3/15/2016		20,000	22,175
SACI Falabella, 144A, 3.75%, 4/30/2023		1,000,000	1,002,000
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021 (a)		500,000	435,000
Starz LLC, 144A, 5.0%, 9/15/2019		160,000	167,000
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		250,000	255,625
Travelport LLC, 144A, 6.402%**, 3/1/2016		40,250	36,628
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		755,000	781,425
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	786,802
Univision Communications, Inc., 144A, 6.875%, 5/15/2019		100,000	109,250
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		195,000	217,912
			30,624,100
Consumer Staples 1.5%
Agrokor DD, 144A, 8.875%, 2/1/2020		1,250,000	1,396,250
Alicorp SAA, 144A, 3.875%, 3/20/2023		250,000	250,625
Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, 3.375%, 11/1/2022 (a)		1,500,000	1,473,750
Cencosud SA, 144A, 5.5%, 1/20/2021		1,000,000	1,085,178
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		185,000	198,412
ConAgra Foods, Inc., 3.25%, 9/15/2022 (a)		580,000	595,333
Constellation Brands, Inc.:
3.75%, 5/1/2021		265,000	265,000
4.25%, 5/1/2023		370,000	370,000
6.0%, 5/1/2022		40,000	46,150
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		1,000,000	1,167,500
Del Monte Corp., 7.625%, 2/15/2019		455,000	485,144
Delhaize Group SA, 4.125%, 4/10/2019		715,000	777,565
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		110,000	114,400
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		230,000	254,150
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020 (a)		2,040,000	2,254,200
MHP SA, 144A, 8.25%, 4/2/2020		1,000,000	987,364
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		500,000	617,500
Mriya Agro Holding PLC, 144A, 9.45%, 4/19/2018		700,000	687,750
Pilgrim's Pride Corp., 7.875%, 12/15/2018		2,046,000	2,219,910
Smithfield Foods, Inc.:
6.625%, 8/15/2022		305,000	338,550
7.75%, 7/1/2017		95,000	111,625
Sun Products Corp., 144A, 7.75%, 3/15/2021		350,000	361,375
Tops Holding Corp., 144A, 8.875%, 12/15/2017		100,000	111,625
			16,169,356
Energy 2.8%
Access Midstream Partners LP:
4.875%, 5/15/2023		245,000	252,962
6.125%, 7/15/2022		60,000	66,000
Berry Petroleum Co.:
6.375%, 9/15/2022		195,000	208,406
6.75%, 11/1/2020		195,000	212,062
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		190,000	209,000
8.625%, 10/15/2020		15,000	16,763
Chaparral Energy, Inc.:
7.625%, 11/15/2022		125,000	138,125
144A, 7.625%, 11/15/2022		220,000	240,900
Chesapeake Energy Corp., 5.75%, 3/15/2023 (a)		100,000	108,500
Continental Resources, Inc.:
144A, 4.5%, 4/15/2023		60,000	63,975
5.0%, 9/15/2022		165,000	179,438
Crosstex Energy LP, 7.125%, 6/1/2022		120,000	130,200
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		850,000	1,122,696
Denbury Resources, Inc., 4.625%, 7/15/2023		490,000	494,900
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		715,000	770,412
Enterprise Products Operating LLC, 6.125%, 10/15/2039		860,000	1,051,595
EP Energy LLC:
6.875%, 5/1/2019		145,000	158,775
7.75%, 9/1/2022 (a)		165,000	189,338
9.375%, 5/1/2020		65,000	75,725
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK) (a)		435,000	463,275
EV Energy Partners LP, 8.0%, 4/15/2019		910,000	969,150
FMC Technologies, Inc., 3.45%, 10/1/2022		500,000	514,874
Halcon Resources Corp.:
144A, 8.875%, 5/15/2021		540,000	579,150
144A, 9.75%, 7/15/2020		300,000	327,750
Holly Energy Partners LP, 6.5%, 3/1/2020		20,000	21,600
KazMunayGas National Co. JSC, 144A, 5.75%, 4/30/2043		1,000,000	1,017,846
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021 (a)		245,000	258,475
Linn Energy LLC:
144A, 6.25%, 11/1/2019		2,690,000	2,811,050
6.5%, 5/15/2019		155,000	164,300
MEG Energy Corp., 144A, 6.375%, 1/30/2023		615,000	648,825
Memorial Production Partners LP, 144A, 7.625%, 5/1/2021		355,000	362,100
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		215,000	236,500
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		630,000	658,350
Oasis Petroleum, Inc.:
6.875%, 1/15/2023		125,000	138,750
7.25%, 2/1/2019		315,000	341,775
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		400,000	416,000
144A, 7.5%, 11/1/2019 (a)		555,000	598,012
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		1,500,000	915,000
ONEOK Partners LP, 6.15%, 10/1/2016		804,000	928,494
Pacific Rubiales Energy Corp., 144A, 5.125%, 3/28/2023		1,000,000	1,030,000
Petroleos de Venezuela SA:
5.375%, 4/12/2027		800,000	560,000
144A, 8.5%, 11/2/2017		700,000	677,250
Plains Exploration & Production Co.:
6.125%, 6/15/2019		140,000	155,225
6.75%, 2/1/2022		170,000	192,100
6.875%, 2/15/2023		485,000	552,294
Quicksilver Resources, Inc., 11.75%, 1/1/2016		1,360,000	1,453,500
Range Resources Corp., 144A, 5.0%, 3/15/2023		100,000	106,500
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		105,000	108,675
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		1,000,000	1,127,100
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		685,000	708,975
144A, 5.625%, 4/15/2023		155,000	159,263
SandRidge Energy, Inc., 7.5%, 3/15/2021		630,000	653,625
SESI LLC, 7.125%, 12/15/2021		120,000	136,500
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018 (a)		275,000	294,250
Swift Energy Co., 7.875%, 3/1/2022		170,000	177,225
Talos Production LLC, 144A, 9.75%, 2/15/2018		380,000	374,300
Tesoro Corp., 5.375%, 10/1/2022		140,000	149,100
Transocean, Inc., 3.8%, 10/15/2022		920,000	933,508
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		2,000,000	2,205,000
			29,815,438
Financials 8.5%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017 (a)		545,000	588,600
Akbank TAS, 144A, 5.0%, 10/24/2022		1,000,000	1,065,000
Ally Financial, Inc.:
5.5%, 2/15/2017		65,000	70,845
6.25%, 12/1/2017		2,450,000	2,780,527
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		195,000	203,775
American International Group, Inc., 3.8%, 3/22/2017		1,180,000	1,280,299
American Tower Corp., (REIT), 3.5%, 1/31/2023		280,000	282,870
AmeriGas Finance LLC:
6.75%, 5/20/2020		20,000	22,150
7.0%, 5/20/2022		20,000	22,350
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		1,000,000	1,045,180
Antero Resources Finance Corp., 9.375%, 12/1/2017		20,000	21,750
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		305,000	336,263
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		325,000	336,375
Atlantic Finance Ltd., 144A, 10.75%, 5/27/2014		1,000,000	1,084,035
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023		1,000,000	1,003,500
Banco de Credito e Inversiones, 144A, 4.0%, 2/11/2023		1,700,000	1,710,185
Banco Santander Brasil SA, 144A, 4.625%, 2/13/2017		1,000,000	1,065,000
Bancolombia SA, 5.125%, 9/11/2022		1,000,000	1,021,500
Bangkok Bank PCL, 144A, 3.875%, 9/27/2022		250,000	258,970
Bank of America Corp., 3.3%, 1/11/2023		400,000	405,132
Bank of Ireland Mortgage Bank, Series 6, 4.0%, 7/5/2013	EUR	3,300,000	4,365,563
Barclays Bank PLC, 7.625%, 11/21/2022 (a)		1,000,000	1,020,000
BBVA Bancomer SA:
144A, 6.5%, 3/10/2021		1,100,000	1,254,000
144A, 6.75%, 9/30/2022		600,000	690,000
BNP Paribas SA, 3.25%, 3/3/2023		905,000	912,196
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		385,000	415,800
BPCE SA, 1.7%, 4/25/2016		515,000	515,124
Braskem America Finance Co., 144A, 7.125%, 7/22/2041		2,000,000	2,125,000
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		245,000	241,325
CIT Group, Inc.:
5.0%, 5/15/2017		170,000	185,300
5.25%, 3/15/2018		4,528,000	5,003,440
CNH Capital LLC, 144A, 3.625%, 4/15/2018		400,000	407,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/2022		875,000	901,981
Country Garden Holdings Co., Ltd., (REIT), 144A, 7.5%, 1/10/2023		700,000	729,750
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		1,000,000	1,127,500
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		60,000	64,500
E*TRADE Financial Corp.:
6.375%, 11/15/2019		555,000	596,625
6.75%, 6/1/2016		1,700,000	1,840,250
European Investment Bank:
6.0%, 8/6/2020	AUD	2,500,000	2,854,712
6.125%, 1/23/2017	AUD	2,000,000	2,262,770
Ford Motor Credit Co., LLC:
3.0%, 6/12/2017		645,000	668,552
5.875%, 8/2/2021		1,000,000	1,166,853
8.125%, 1/15/2020		2,415,000	3,107,603
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		35,000	39,113
144A, 5.875%, 1/31/2022		30,000	34,350
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	23,150
Hartford Financial Services Group, Inc.:
4.3%, 4/15/2043		1,020,000	1,016,236
6.0%, 1/15/2019		233,000	281,735
Hawk Acquisition Sub, Inc., 144A, 4.25%, 10/15/2020		1,825,000	1,847,812
Hexion U.S. Finance Corp., 8.875%, 2/1/2018		680,000	720,800
Host Hotels & Resorts LP, Series D, (REIT), 3.75%, 10/15/2023		370,000	377,400
ING Bank NV, 144A, 2.0%, 9/25/2015		1,000,000	1,016,900
International Lease Finance Corp.:
3.875%, 4/15/2018		400,000	406,000
4.625%, 4/15/2021		345,000	351,038
6.25%, 5/15/2019		350,000	392,437
8.625%, 1/15/2022		50,000	65,000
8.75%, 3/15/2017		1,150,000	1,382,875
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		775,000	775,527
Jefferies Group LLC, 5.125%, 1/20/2023 (a)		240,000	260,434
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		725,000	766,687
8.625%, 7/15/2020		2,480,000	2,802,400
Lukoil International Finance BV, 144A, 7.25%, 11/5/2019		2,000,000	2,420,000
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		920,000	959,015
Mallinckrodt International Finance SA, 144A, 4.75%, 4/15/2023		370,000	381,084
Marfrig Holding Europe BV, 144A, 9.875%, 7/24/2017 (a)		1,000,000	935,000
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		750,000	793,125
Morgan Stanley, 3.75%, 2/25/2023		415,000	430,705
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		30,000	32,475
National Money Mart Co., 10.375%, 12/15/2016		115,000	123,769
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		55,000	58,438
144A, 5.875%, 3/15/2022		95,000	101,888
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		140,000	142,975
Nordea Bank AB, 144A, 4.25%, 9/21/2022		940,000	990,309
Odebrecht Finance Ltd., 144A, 7.125%, 6/26/2042		1,750,000	2,003,750
Pinnacle Foods Finance LLC, 8.25%, 9/1/2017		150,000	162,750
PNC Bank NA, 6.875%, 4/1/2018		1,300,000	1,613,725
Principal Financial Group, Inc., 3.3%, 9/15/2022 (a)		760,000	792,696
RCI Banque SA, 144A, 3.5%, 4/3/2018		500,000	505,446
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		380,000	398,050
7.125%, 4/15/2019		4,910,000	5,290,525
Santander U.S. Debt SA Unipersonal, 144A, 2.991%, 10/7/2013		1,500,000	1,508,760
Schaeffler Finance BV, 144A, 4.75%, 5/15/2021		280,000	283,500
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (a)		215,000	229,781
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		165,000	176,138
SLM Corp., 5.5%, 1/25/2023		535,000	535,469
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		1,000,000	1,080,000
The Goldman Sachs Group, Inc., 3.625%, 1/22/2023		555,000	575,726
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		240,000	239,400
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022		1,500,000	1,638,750
Turkiye Vakiflar Bankasi TAO, 144A, 6.0%, 11/1/2022 (a)		750,000	792,187
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		450,000	489,375
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		260,000	289,900
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		150,000	164,625
Vale Overseas Ltd., 8.25%, 1/17/2034		2,000,000	2,664,906
Ventas Realty LP, (REIT), 2.7%, 4/1/2020		440,000	447,128
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		210,000	219,975
144A, 7.25%, 2/15/2018		200,000	211,000
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		95,000	101,650
Xstrata Finance Canada Ltd., 144A, 4.0%, 10/25/2022		870,000	882,002
			90,286,041
Health Care 1.1%
Agilent Technologies, Inc., 3.2%, 10/1/2022		500,000	502,970
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		110,000	120,450
Biomet, Inc.:
144A, 6.5%, 8/1/2020		330,000	359,700
144A, 6.5%, 10/1/2020		95,000	99,275
CHS/Community Health Systems, Inc.:
5.125%, 8/15/2018		1,080,000	1,155,600
7.125%, 7/15/2020		735,000	821,362
HCA Holdings, Inc., 7.75%, 5/15/2021 (a)		790,000	895,662
HCA, Inc.:
5.875%, 3/15/2022		40,000	44,400
6.5%, 2/15/2020		2,020,000	2,333,100
7.5%, 2/15/2022		2,220,000	2,652,900
Hologic, Inc., 6.25%, 8/1/2020		220,000	237,600
IMS Health, Inc., 144A, 6.0%, 11/1/2020		240,000	256,800
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		350,000	360,441
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		55,000	62,838
Tenet Healthcare Corp.:
144A, 4.5%, 4/1/2021		50,000	51,000
6.25%, 11/1/2018		1,110,000	1,251,525
Zoetis, Inc., 144A, 3.25%, 2/1/2023		145,000	148,881
			11,354,504
Industrials 1.8%
Accuride Corp., 9.5%, 8/1/2018		45,000	46,631
Aeropuertos Dominicanos Siglo XXI SA, 144A, 9.25%, 11/13/2019		1,500,000	1,627,500
Aguila 3 SA, 144A, 7.875%, 1/31/2018		190,000	204,725
Air Lease Corp.:
4.75%, 3/1/2020 (a)		290,000	300,150
6.125%, 4/1/2017 (a)		490,000	536,550
BE Aerospace, Inc., 6.875%, 10/1/2020		515,000	578,087
Belden, Inc., 144A, 5.5%, 9/1/2022		330,000	339,900
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		2,835,000	3,029,906
144A, 7.75%, 3/15/2020		25,000	29,625
Clean Harbors, Inc., 144A, 5.125%, 6/1/2021		245,000	256,638
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		145,000	146,450
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		500,000	503,730
FTI Consulting, Inc., 144A, 6.0%, 11/15/2022		195,000	208,163
GenCorp, Inc., 144A, 7.125%, 3/15/2021		730,000	786,575
Georgian Railway JSC, 144A, 7.75%, 7/11/2022		2,000,000	2,325,000
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		500,000	542,500
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		65,000	71,906
7.125%, 3/15/2021 (a)		255,000	283,688
Iron Mountain, Inc., 5.75%, 8/15/2024		230,000	236,900
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		390,000	410,475
Navios Maritime Holdings, Inc., 8.875%, 11/1/2017		290,000	304,862
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		55,000	60,088
Nortek, Inc., 8.5%, 4/15/2021		885,000	988,987
Owens Corning, Inc., 4.2%, 12/15/2022		280,000	295,417
Ply Gem Industries, Inc., 9.375%, 4/15/2017		160,000	176,600
Rexel SA, 144A, 5.25%, 6/15/2020		260,000	274,300
Titan International, Inc., 144A, 7.875%, 10/1/2017		130,000	139,750
TransDigm, Inc., 7.75%, 12/15/2018		405,000	448,537
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022		2,000,000	1,987,060
United Rentals North America, Inc.:
6.125%, 6/15/2023		25,000	26,938
7.375%, 5/15/2020		100,000	113,250
7.625%, 4/15/2022		1,260,000	1,445,850
Watco Companies LLC, 144A, 6.375%, 4/1/2023		150,000	156,375
			18,883,113
Information Technology 1.7%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		245,000	255,413
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,355,000	1,304,187
CDW LLC, 8.5%, 4/1/2019		2,910,000	3,262,837
CyrusOne LP, 144A, 6.375%, 11/15/2022		95,000	101,175
Equinix, Inc.:
4.875%, 4/1/2020		240,000	250,800
5.375%, 4/1/2023		690,000	722,775
7.0%, 7/15/2021		2,600,000	2,944,500
First Data Corp.:
144A, 6.75%, 11/1/2020		665,000	713,213
144A, 7.375%, 6/15/2019		2,800,000	3,045,000
144A, 8.875%, 8/15/2020		745,000	849,300
144A, 11.25%, 1/15/2021 (a)		265,000	276,925
Fiserv, Inc., 3.5%, 10/1/2022		500,000	509,640
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,420,000	1,562,000
Hewlett-Packard Co., 3.3%, 12/9/2016		725,000	756,594
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		250,000	278,125
7.625%, 6/15/2021		915,000	1,049,962
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		195,000	195,975
VeriSign, Inc., 144A, 4.625%, 5/1/2023		200,000	205,000
			18,283,421
Materials 2.4%
Alpek SA de CV, 144A, 4.5%, 11/20/2022		450,000	469,687
Ashland, Inc., 144A, 3.875%, 4/15/2018		145,000	149,350
Axiall Corp., 144A, 4.875%, 5/15/2023		60,000	62,700
Barrick Gold Corp., 144A, 2.5%, 5/1/2018		190,000	190,907
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		150,000	154,500
Cemex SAB de CV, 144A, 9.0%, 1/11/2018 (a)		2,000,000	2,180,000
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		120,000	126,000
Essar Steel Algoma, Inc., 144A, 9.875%, 6/15/2015		10,000	7,900
Evraz Group SA, 144A, 7.4%, 4/24/2017		2,000,000	2,110,000
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (a)		130,000	135,200
144A, 6.375%, 2/1/2016 (a)		1,000,000	1,037,500
144A, 6.875%, 4/1/2022 (a)		4,370,000	4,686,825
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		800,000	800,273
Huntsman International LLC:
4.875%, 11/15/2020 (a)		220,000	230,450
8.625%, 3/15/2021		80,000	92,000
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		285,000	269,325
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		550,000	574,750
144A, 8.75%, 6/1/2020		330,000	356,400
Kaiser Aluminum Corp., 8.25%, 6/1/2020		225,000	255,938
Novelis, Inc., 8.75%, 12/15/2020		4,725,000	5,362,875
Polymer Group, Inc., 7.75%, 2/1/2019		330,000	362,587
PolyOne Corp., 144A, 5.25%, 3/15/2023		555,000	585,525
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020		1,000,000	1,022,327
Rain CII Carbon LLC, 144A, 8.25%, 1/15/2021		200,000	217,500
Samarco Mineracao SA, 144A, 4.125%, 11/1/2022		1,400,000	1,373,750
Sealed Air Corp.:
144A, 5.25%, 4/1/2023		50,000	51,750
144A, 8.125%, 9/15/2019		30,000	34,350
144A, 8.375%, 9/15/2021		30,000	35,100
Southern Copper Corp., 5.25%, 11/8/2042		1,000,000	963,418
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		95,000	102,244
Votorantim Overseas IV, 144A, 7.75%, 6/24/2020 (a)		1,500,000	1,830,000
Wolverine Tube, Inc., 6.0%, 6/28/2014		28,700	28,700
			25,859,831
Telecommunication Services 4.6%
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	13,000,000	1,163,880
CC Holdings GS V LLC, 144A, 3.849%, 4/15/2023		490,000	505,298
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		100,000	106,765
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		370,000	395,900
8.375%, 10/15/2020		3,325,000	3,566,062
8.75%, 3/15/2018 (a)		1,360,000	1,387,200
Cricket Communications, Inc., 7.75%, 10/15/2020 (a)		3,280,000	3,337,400
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		610,000	652,700
144A, 10.5%, 4/15/2018		1,125,000	1,245,937
Digicel Ltd., 144A, 8.25%, 9/1/2017		3,550,000	3,736,375
ERC Ireland Preferred Equity Ltd., 144A, 7.69%**, 2/15/2017 (PIK)*	EUR	297,616	0
Frontier Communications Corp.:
7.125%, 1/15/2023 (a)		940,000	972,900
8.5%, 4/15/2020 (a)		3,745,000	4,306,750
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		45,000	49,950
7.5%, 4/1/2021		4,585,000	5,169,587
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		650,000	685,750
144A, 8.125%, 6/1/2023		100,000	106,500
11.25%, 2/4/2017		1,603,000	1,707,195
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019 (a)		70,000	77,350
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		740,000	801,050
Pacnet Ltd., 144A, 9.25%, 11/9/2015		224,000	234,080
SBA Communications Corp., 144A, 5.625%, 10/1/2019		190,000	199,975
Sprint Nextel Corp.:
6.0%, 12/1/2016		3,605,000	3,911,425
6.0%, 11/15/2022 (a)		340,000	354,450
8.375%, 8/15/2017 (a)		460,000	535,900
9.125%, 3/1/2017		375,000	441,563
Telefonica Emisiones SAU, 4.57%, 4/27/2023		1,035,000	1,062,140
Telemar Norte Leste SA, 144A, 5.5%, 10/23/2020		2,500,000	2,625,000
tw telecom holdings, Inc., 5.375%, 10/1/2022		275,000	288,063
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		2,000,000	2,030,000
Windstream Corp.:
6.375%, 8/1/2023 (a)		245,000	253,575
7.0%, 3/15/2019		90,000	92,138
7.5%, 6/1/2022		155,000	170,888
7.5%, 4/1/2023		80,000	87,200
7.75%, 10/15/2020 (a)		2,665,000	2,924,837
7.75%, 10/1/2021		320,000	353,600
7.875%, 11/1/2017 (a)		2,595,000	3,029,662
			48,569,045
Utilities 1.6%
AES Corp.:
4.875%, 5/15/2023		105,000	107,100
8.0%, 10/15/2017		110,000	131,725
8.0%, 6/1/2020		95,000	115,188
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022		1,000,000	1,010,440
Calpine Corp.:
144A, 7.5%, 2/15/2021 (a)		3,096,000	3,498,480
144A, 7.875%, 7/31/2020		520,000	588,900
DTE Energy Co., 7.625%, 5/15/2014		305,000	326,226
Dubai Electricity & Water Authority:
144A, 7.375%, 10/21/2020		1,000,000	1,231,250
144A, 8.5%, 4/22/2015		1,000,000	1,122,500
Electricite de France SA, 144A, 5.25%, 1/29/2049		400,000	402,348
Energy Future Intermediate Holding Co., LLC, 11.0%, 10/1/2021		554,000	616,325
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032		2,000,000	2,155,000
NRG Energy, Inc., 8.25%, 9/1/2020		755,000	858,812
Oncor Electric Delivery Co., LLC, 4.1%, 6/1/2022		970,000	1,076,605
PPL Energy Supply LLC, 4.6%, 12/15/2021		1,000,000	1,079,252
Transportadora de Gas del Peru SA, 144A, 4.25%, 4/30/2028		1,500,000	1,498,500
			15,818,651
Total Corporate Bonds (Cost $292,825,657)			305,663,500

Asset-Backed 0.4%
Credit Card Receivables 0.2%
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.949%**, 8/15/2018		2,020,000	2,084,737
Miscellaneous 0.2%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.958%, 1/17/2024		2,000,000	2,018,042
Total Asset-Backed (Cost $4,050,208)			4,102,779

Mortgage-Backed Securities Pass-Throughs 3.5%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021		177,198	195,968
Federal National Mortgage Association:
2.643%**, 8/1/2037		441,192	473,616
6.0%, 2/1/2037		346,733	378,969
6.5%, with various maturities from 4/1/2017 until 6/1/2017		234,374	253,697
8.0%, 9/1/2015		73,147	76,848
Government National Mortgage Association:
3.0%, 9/1/2042 (d)		14,000,000	14,865,937
3.5%, 10/20/2042		8,650,379	9,169,402
4.0%, 7/1/2040 (d)		10,000,000	10,946,875
5.5%, 9/20/2040		855,351	939,783
6.5%, 8/20/2034		147,865	168,972
Total Mortgage-Backed Securities Pass-Throughs (Cost $37,153,726)			37,470,067

Commercial Mortgage-Backed Securities 0.7%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.499%**, 11/15/2015		3,602,332	3,630,181
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.905%**, 6/11/2040		240,000	280,236
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.199%**, 3/15/2018		470,000	471,692
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		1,180,000	1,247,104
"A4", Series 2007-C1, 5.716%, 2/15/2051		825,000	958,912
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		1,100,000	1,263,379
Total Commercial Mortgage-Backed Securities (Cost $7,594,031)			7,851,504

Collateralized Mortgage Obligations 2.4%
Federal Home Loan Mortgage Corp.:
'KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043		1,000,000	822,865
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		3,515,397	243,194
"IC", Series 3971, Interest Only, 3.0%, 3/15/2026		1,473,270	83,218
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		4,427,852	501,664
"PI", Series 3987, Interest Only, 3.0%, 1/15/2027		5,897,664	623,196
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027		1,802,549	142,104
"ZB", Series 4183, 3.0%, 3/15/2043		3,007,500	2,920,722
"P", Series 3808, 4.0%, 11/15/2038		4,000,000	4,298,256
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		5,410,216	824,529
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		5,819,149	536,773
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		1,200,000	944,909
"JZ", Series 2012-4, 4.0%, 9/25/2041		1,623,474	1,790,813
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		998,126	233,032
"PI", Series 2006-20, Interest Only, 6.48%***, 11/25/2030		4,001,041	779,355
Government National Mortgage Association:
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		4,060,635	294,085
"AI", Series 2010-25, Interest Only, 4.5%, 3/16/2023		1,910,700	91,723
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		959,922	169,010
"GP", Series 2010-67, 4.5%, 3/20/2039		1,000,000	1,142,834
"ND", Series 2010-130, 4.5%, 8/16/2039		3,400,000	3,953,178
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		4,442,679	264,170
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		1,857,175	55,353
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		3,779,396	544,478
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		1,456,532	111,950
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		3,742,250	546,148
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		2,669,297	433,227
Residential Funding Mortgage Securities I, Inc., "M1", Series 2003-S17, 5.5%, 9/25/2033		1,787,467	1,717,997
Vericrest Opportunity Loan Transferee, "A2", Series 2012-NL1A, 144A, 8.112%**, 3/25/2049		1,135,742	1,149,611
Total Collateralized Mortgage Obligations (Cost $23,951,296)			25,218,394

Government & Agency Obligations 5.4%
Sovereign Bonds 2.3%
Government of Canada, 0.75%, 5/1/2014	CAD	9,000,000	8,911,380
Government of Japan, Series 144, 1.5%, 3/20/2033	JPY	383,000,000	3,942,439
Republic of Croatia, 144A, 6.25%, 4/27/2017		1,500,000	1,650,510
Republic of Hungary, 4.75%, 2/3/2015		1,000,000	1,027,500
Republic of Turkey:
3.25%, 3/23/2023		1,000,000	986,250
7.1%, 3/8/2023	TRY	700,000	417,208
Russian Federation:
Series 6204, 7.5%, 3/15/2018	RUB	12,000,000	410,480
Series 6207, 8.15%, 2/3/2027	RUB	24,000,000	872,223
Ukraine Government International Bond, 144A, 6.58%, 11/21/2016		2,000,000	1,950,000
United Mexican States, 4.75%, 3/8/2044		2,750,000	3,042,875
Vnesheconombank, 144A, 6.025%, 7/5/2022		550,000	623,563
			23,834,428
U.S. Government Sponsored Agency 0.4%
Federal National Mortgage Association, 3.0%, 11/15/2027		4,500,000	4,514,442
U.S. Treasury Obligations 2.7%
U.S. Treasury Bills:
0.1%****, 9/5/2013 (e)		1,459,273	1,458,977
0.1%****, 9/5/2013 (e)		536,000	535,891
0.1%****, 9/5/2013 (e)		300,000	299,939
U.S. Treasury Bond, 5.375%, 2/15/2031		1,000,000	1,429,062
U.S. Treasury Notes:
0.75%, 6/15/2014 (f)		8,000,000	8,053,440
0.875%, 12/31/2016		3,000,000	3,048,516
1.0%, 8/31/2016		2,930,000	2,990,660
1.625%, 8/15/2022		10,000,000	10,028,910
1.625%, 11/15/2022		1,250,000	1,248,241
			29,093,636
Total Government & Agency Obligations (Cost $57,028,710)			57,442,506

Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.75%, 3/31/2015 (PIK) (Cost $618,366)		622,934	993,268

Loan Participations and Assignments 1.8%
Senior Loans** 0.0%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010*		233,333	0
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		380,000	394,408
			394,408
Sovereign Loans 1.8%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,000,000	1,062,300
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		1,500,000	1,501,875
Gazprom OAO, 144A, 4.95%, 7/19/2022		2,000,000	2,103,200
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		1,000,000	1,037,100
RZD Capital PLC, 5.739%, 4/3/2017		2,500,000	2,762,500
Sberbank of Russia, 144A, 6.125%, 2/7/2022		2,000,000	2,282,500
Severstal OAO, 144A, 5.9%, 10/17/2022		1,750,000	1,737,225
TMK OAO, 144A, 6.75%, 4/3/2020		1,000,000	985,000
Uralkali OJSC, 144A, 3.723%, 4/30/2018		1,000,000	1,002,500
VTB Bank OJSC:
144A, 6.0%, 4/12/2017		2,000,000	2,172,500
144A, 6.95%, 10/17/2022		2,000,000	2,120,000
			18,766,700
Total Loan Participations and Assignments (Cost $19,121,173)			19,161,108

Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (g)		889,000	896,741
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		141,000	131,130
Total Preferred Securities (Cost $1,030,548)			1,027,871

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (h) (Cost $6,000)	17	59,119

	Contracts	Value ($)

Call Options Purchased 0.1%
Options on Exchange-Traded Futures Contracts 0.1%
10 Year U.S. Treasury Note Future Expiration Date 5/24/2013, Strike Price $133.5	1,591	671,203

	Contract Amount	Value ($)

Options on Interest Rate Swap Contracts 0.0%
Pay Fixed Rate — 3.583% - Receive Floating — LIBOR Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016	3,100,000	90,012
Pay Fixed Rate — 3.635% - Receive Floating — LIBOR Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016	9,400,000	257,112
Pay Fixed Rate — 3.72% - Receive Floating — LIBOR Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	9,400,000	237,919
		585,043
Total Call Options Purchased (Cost $1,455,352)		1,256,246

	Shares	Value ($)

Securities Lending Collateral 11.6%
Daily Assets Fund Institutional, 0.13% (i) (j) (Cost $122,347,836)	122,347,836	122,347,836

Cash Equivalents 2.4%
Central Cash Management Fund, 0.10% (i) (Cost $24,882,051)	24,882,051	24,882,051

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,101,471,560)†	113.2	1,198,777,024
Other Assets and Liabilities, Net (a)	(13.2)	(139,672,501)
Net Assets	100.0	1,059,104,523

The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/1/2010	233,333	USD	233,333	0
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	297,616	EUR	403,824	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	100,000	USD	100,000	0
					737,157	0

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2013.

*** Current yield; not a coupon rate.

****Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $1,104,692,106. At April 30, 2013, net unrealized appreciation for all securities based on tax cost was $94,084,918. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $111,125,746 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,040,828.

(a) All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net are pending sales, that are also on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2013 amounted to $117,729,549, which is 11.1% of net assets.

(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(c) Principal amount stated in U.S. dollars unless otherwise noted.

(d) When-issued or delayed delivery security included.

(e) At April 30, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(f) At April 30, 2013, this security has been pledged, in whole or in part, as collateral for open swap contracts.

(g) Date shown is call date; not a maturity date for the perpetual preferred securities.

(h) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	6,000	59,119	0.01

(i) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(j) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

CVA: Certificaten Van Aandelen (Certificate of Deposit)

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At April 30, 2013, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Japanese Government Bond	JPY	6/11/2013	5	7,412,935	(3,255)
10 Year U.S. Treasury Note	USD	6/19/2013	302	40,274,531	252,575
Federal Republic of Germany Euro-Bund	EUR	6/6/2013	55	10,617,123	31,044
Ultra Long U.S. Treasury Bond	USD	6/19/2013	20	3,286,875	(15,665)
United Kingdom Long Gilt Bond	GBP	6/26/2013	55	10,252,963	22,115
Total net unrealized appreciation					286,814

At April 30, 2013, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	6/19/2013	48	6,401,250	(12,668)

At April 30, 2013, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (k)		Fixed Cash Flows Paid	Underling Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
12/20/2011 3/20/2017	150,000	1	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	21,596	4,916	16,680
9/20/2012 12/20/2017	490,000	2	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	66,871	33,795	33,076
Total unrealized appreciation							49,756

(k) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(l) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At April 30, 2013, open interest rate swap contracts were as follows:
Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ ($)
5/1/2014 5/1/2024	9,000,000	3	Fixed — 2.156%	Floating — LIBOR	(1,594)	(1,594)	0
5/1/2014 5/1/2044	1,000,000	3	Floating — LIBOR	Fixed — 2.922%	1,667	1,667	0
Total unrealized appreciation							0

Counterparty:

1 Credit Suisse

2 UBS AG

3 Barclays Bank PLC

LIBOR: London Interbank Offered Rate

At April 30, 2013, open written options contracts were as follows:
Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (m)
Call Options Receive Fixed — 4.083% - Pay Floating — LIBOR	5/11/2016 5/11/2026	3,100,000	5/9/2016	105,400	(60,855)
Receive Fixed — 4.135% - Pay Floating — LIBOR	4/27/2016 4/27/2026	9,400,000	4/25/2016	347,800	(172,713)
Receive Fixed — 4.22% - Pay Floating — LIBOR	4/22/2016 4/22/2026	9,400,000	4/20/2016	335,110	(160,210)
Receive Fixed — 5.132% - Pay Floating — LIBOR	3/17/2016 3/17/2026	17,600,000	3/15/2016	167,420	(78,461)
Total Call Options				955,730	(472,239)
Put Options Pay Fixed — 1.132% - Receive Floating — LIBOR	3/17/2016 3/17/2026	17,600,000	3/15/2016	86,020	(135,177)
Pay Fixed — 2.385% - Receive Floating — LIBOR	3/31/2014 3/31/2044	8,800,000	3/27/2014	120,120	(153,245)
Pay Fixed — 2.423% - Receive Floating — LIBOR	3/20/2014 3/20/2044	8,800,000	3/18/2014	126,720	(170,951)
Total Put Options				332,860	(459,373)
Total				1,288,590	(931,612)

(m) Unrealized appreciation on written options on interest rate swap contracts at April 30, 2013 was $356,978.

As of April 30, 2013, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	4,468,900	GBP	2,900,000	5/9/2013	35,605	JPMorgan Chase Securities, Inc.
USD	2,224,178	EUR	1,700,000	5/10/2013	14,738	JPMorgan Chase Securities, Inc.
USD	1,180,613	CLP	560,000,000	5/13/2013	6,765	JPMorgan Chase Securities, Inc.
USD	3,543,132	MXN	43,800,000	5/13/2013	61,100	Barclays Bank PLC
USD	1,499,492	EUR	1,145,000	5/15/2013	8,532	JPMorgan Chase Securities, Inc.
USD	3,327,480	NZD	3,900,000	5/20/2013	11,316	Barclays Bank PLC
JPY	100,000,000	USD	1,079,715	5/21/2013	53,826	JPMorgan Chase Securities, Inc.
SEK	17,281,865	NOK	15,400,000	5/21/2013	3,302	Bank of America
SEK	11,426,489	NOK	10,200,000	5/21/2013	5,263	Nomura International PLC
JPY	300,000,000	USD	3,215,641	5/21/2013	137,972	Nomura International PLC
JPY	100,000,000	USD	1,048,766	6/19/2013	22,719	UBS AG
JPY	100,000,000	USD	1,055,021	6/19/2013	28,975	Barclays Bank PLC
USD	2,017,789	JPY	200,000,000	6/19/2013	34,305	Nomura International PLC
USD	4,329,349	GBP	2,800,000	6/24/2013	18,579	Nomura International PLC
USD	3,311,701	MXN	40,650,000	6/24/2013	21,755	JPMorgan Chase Securities, Inc.
AUD	2,100,000	USD	2,187,870	7/5/2013	21,094	Nomura International PLC
USD	4,438,091	JPY	440,000,000	7/16/2013	77,260	Nomura International PLC
Total unrealized appreciation					563,106

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	2,900,000	USD	4,432,841	5/9/2013	(71,664)	Nomura International PLC
EUR	1,700,000	USD	2,213,009	5/10/2013	(25,906)	Nomura International PLC
MXN	14,400,000	USD	1,148,011	5/13/2013	(36,942)	Barclays Bank PLC
MXN	29,400,000	USD	2,371,915	5/13/2013	(47,363)	JPMorgan Chase Securities, Inc.
CLP	560,000,000	USD	1,179,742	5/13/2013	(7,636)	JPMorgan Chase Securities, Inc.
EUR	1,795,800	USD	2,345,566	5/15/2013	(19,594)	Citigroup, Inc.
NZD	2,600,000	USD	2,200,198	5/20/2013	(25,666)	Bank of America
NZD	1,300,000	USD	1,097,785	5/20/2013	(15,147)	UBS AG
USD	3,266,515	JPY	300,000,000	5/21/2013	(188,846)	JPMorgan Chase Securities, Inc.
USD	1,046,814	JPY	100,000,000	5/21/2013	(20,924)	Nomura International PLC
CHF	4,166,863	EUR	3,400,000	5/28/2013	(4,167)	JPMorgan Chase Securities, Inc.
EUR	2,500,000	USD	3,292,940	6/3/2013	(86)	Nomura International PLC
GBP	2,800,000	USD	4,222,089	6/24/2013	(125,839)	JPMorgan Chase Securities, Inc.
MXN	13,550,000	USD	1,106,456	6/24/2013	(4,696)	UBS AG
USD	2,197,125	AUD	2,100,000	7/5/2013	(30,349)	Barclays Bank PLC
AUD	4,950,000	USD	5,100,762	7/9/2013	(5,174)	Nomura International PLC
CAD	10,000,000	USD	9,762,164	7/9/2013	(148,213)	JPMorgan Chase Securities, Inc.
EUR	3,300,000	USD	4,290,389	7/9/2013	(57,482)	Nomura International PLC
JPY	220,000,000	USD	2,218,889	7/16/2013	(38,786)	Nomura International PLC
JPY	220,000,000	USD	2,250,992	7/16/2013	(6,684)	Bank of America
JPY	384,836,878	USD	3,874,623	7/31/2013	(75,016)	Nomura International PLC
JPY	110,000,000	USD	1,126,209	8/1/2013	(2,745)	Nomura International PLC
Total unrealized depreciation					(958,925)

Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
RUB Russian Ruble
SEK Swedish Krona
TRY Turkish Lira

For information on the Fund's policy and additional disclosures regarding options purchased, futures contracts, credit default swap contracts, interest rate swap contracts, written option contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (n)
Consumer Discretionary	$19,286,590	$27,638,861	$0	$46,925,451
Consumer Staples	72,137,399	54,932,292	—	127,069,691
Energy	57,125,110	5,522,917	—	62,648,027
Financials	39,766,108	24,922,420	—	64,688,528
Health Care	13,218,370	74,908,223	—	88,126,593
Industrials	—	37,383,601	0	37,383,601
Information Technology	50,967,923	10,483,301	—	61,451,224
Materials	32,008,275	9,549,828	22,378	41,580,481
Telecommunication Services	—	22,692,335	—	22,692,335
Utilities	28,528,432	9,870,078	—	38,398,510
Preferred Stock	—	291,137	—	291,137
Warrants (n)	—	—	45,197	45,197
Fixed Income Investments (n)
Corporate Bonds	—	305,634,800	28,700	305,663,500
Asset Backed	—	4,102,779	—	4,102,779
Mortgage-Backed Securities Pass-Throughs	—	37,470,067	—	37,470,067
Commercial Mortgage- Backed Securities	—	7,851,504	—	7,851,504
Collateralized Mortgage Obligations	—	25,218,394	—	25,218,394
Government & Agency Obligations	—	57,442,506	—	57,442,506
Convertible Bond	—	—	993,268	993,268
Loan Participations and Assignments	—	19,161,108	0	19,161,108
Preferred Securities	—	1,027,871	—	1,027,871
Other Investments	—	—	59,119	59,119
Short-Term Investments (n)	147,229,887	—	—	147,229,887
Derivatives (o)
Futures Contracts	305,734	—	—	305,734
Options on Exchange- Traded Futures Contracts	671,203	—	—	671,203
Options on Interest Rate Swap Contracts	—	585,043	—	585,043
Credit Default Swap Contracts	—	49,756	—	49,756
Interest Rate Swap Contracts	—	0	—	0
Forward Foreign Currency Exchange Contracts	—	563,106	—	563,106
Total	$461,245,031	$737,301,927	$1,148,662	$1,199,695,620
Liabilities
Derivatives (o)
Futures Contracts	$(31,588)	$—	$—	$(31,588)
Options on Interest Rate Swap Contracts	—	(931,612)	—	(931,612)
Forward Foreign Currency Exchange Contracts	—	(958,925)	—	(958,925)
Total	$(31,588)	$(1,890,537)	$—	$(1,922,125)

During the period ended April 30, 2013, the amount of transfers between Level 2 and Level 3 was $63. The investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

During the period ended April 30, 2013, the amount of transfers between Level 3 and Level 2 was $130,425. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(n) See Investment Portfolio for additional detailed categorizations.

(o) Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts and written options, at value.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2013 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $954,241,673) — including $117,729,549 of securities loaned	$1,051,547,137
Investment in Daily Assets Fund Institutional (cost $122,347,836)*	122,347,836
Investment in Central Cash Management Fund (cost $24,882,051)	24,882,051
Total investments in securities, at value (cost $1,101,471,560)	1,198,777,024
Cash	1,936,601
Foreign currency, at value (cost $3,623,306)	3,639,412
Receivable for investments sold	5,632,586
Receivable for investments sold — when-issued securities	14,760,990
Receivable for Fund shares sold	320,692
Dividends receivable	3,303,060
Interest receivable	5,416,665
Receivable for variation margin on futures contracts	22,190
Unrealized appreciation on swap contracts	49,756
Unrealized appreciation on forward foreign currency exchange contracts	563,106
Upfront payments paid on swap contracts	40,378
Foreign taxes recoverable	561,683
Other assets	66,984
Total assets	1,235,091,127
Liabilities
Payable upon return of securities loaned	122,347,836
Payable for investments purchased	8,675,184
Payable for investments purchased — when-issued securities	40,685,050
Payable for Fund shares redeemed	1,069,960
Options written, at value (premium received $1,288,590)	931,612
Net payable for pending swap contracts	19,786
Unrealized depreciation on forward foreign currency exchange contracts	958,925
Upfront payments received on swap contracts	1,594
Accrued management fee	317,762
Accrued Trustees' fees	6,383
Other accrued expenses and payables	972,512
Total liabilities	175,986,604
Net assets, at value	$1,059,104,523

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2013 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	15,070,680
Net unrealized appreciation (depreciation) on: Investments	97,305,464
Swap contracts	49,756
Futures	274,146
Foreign currency	(325,171)
Written options	356,978
Accumulated net realized gain (loss)	8,384,394
Paid-in capital	937,988,276
Net assets, at value	$1,059,104,523
Net Asset Value
Class A Net Asset Value and redemption price per share ($786,645,403 ÷ 78,033,964 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$10.08
Maximum offering price per share (100 ÷ 94.25 of $10.08)	$10.69
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($3,677,950 ÷ 364,546 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$10.09
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($18,114,638 ÷ 1,799,243 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$10.07
Class S Net Asset Value, offering and redemption price per share ($248,448,649 ÷ 24,641,688 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$10.08
Institutional Class Net Asset Value, offering and redemption price per share ($2,217,883 ÷ 220,057 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$10.08

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2013 (Unaudited)
Investment Income
Income: Interest	$10,370,189
Dividends (net of foreign taxes withheld of $796,531)	10,140,068
Income distributions — Central Cash Management Fund	10,278
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	333,446
Total income	20,853,981
Expenses: Management fee	1,873,058
Administration fee	506,232
Services to shareholders	776,017
Distribution and service fees	1,003,351
Custodian fee	45,974
Professional fees	60,325
Reports to shareholders	72,316
Registration fees	17,952
Trustees' fees and expenses	19,390
Other	50,539
Total expenses before expense reductions	4,425,154
Expense reductions	(242)
Total expenses after expense reductions	4,424,912
Net investment income	16,429,069
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	7,779,272
Swap contracts	154,318
Futures	3,181,797
Written options	538,107
Foreign currency	(16,036)
11,637,458
Change in net unrealized appreciation (depreciation) on: Investments	69,145,464
Swap contracts	113,477
Futures	(46,431)
Written options	(10,146)
Foreign currency	(512,857)
68,689,507
Net gain (loss)	80,326,965
Net increase (decrease) in net assets resulting from operations	$96,756,034

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations: Net investment income	$16,429,069	$27,583,054
Net realized gain (loss)	11,637,458	143,104,107
Change in net unrealized appreciation (depreciation)	68,689,507	(75,845,808)
Net increase (decrease) in net assets resulting from operations	96,756,034	94,841,353
Distributions to shareholders from: Net investment income: Class A	(10,016,274)	(16,516,361)
Class B	(36,218)	(60,821)
Class C	(156,945)	(238,537)
Class S	(3,397,708)	(5,649,081)
Institutional Class	(29,891)	(36,483)
Net realized gains: Class A	(20,430,948)	—
Class B	(123,850)	—
Class C	(466,410)	—
Class S	(6,460,646)	—
Institutional Class	(54,815)	—
Total distributions	(41,173,705)	(22,501,283)
Fund share transactions: Proceeds from shares sold	30,216,289	26,808,247
Reinvestment of distributions	39,064,140	21,195,014
Payments for shares redeemed	(73,351,622)	(159,469,833)
Net increase (decrease) in net assets from Fund share transactions	(4,071,193)	(111,466,572)
Increase (decrease) in net assets	51,511,136	(39,126,502)
Net assets at beginning of period	1,007,593,387	1,046,719,889
Net assets at end of period (including undistributed net investment income of $15,070,680 and $12,278,647, respectively)	$1,059,104,523	$1,007,593,387

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010	2009		2008
Selected Per Share Data
Net asset value, beginning of period	$9.56		$8.91	$8.85	$8.10	$7.11		$10.25
Income (loss) from investment operations: Net investment incomea	.15		.25	.14	.13	.16		.23
Net realized and unrealized gain (loss)	.77		.60	.05	.86	.96		(3.05)
Total from investment operations	.92		.85	.19	.99	1.12		(2.82)
Less distributions from: Net investment income	(.13)		(.20)	(.13)	(.17)	(.13)		(.23)
Net realized gains	(.27)		—	—	(.07)	—		(.05)
Tax return of capital	—		—	—	—	—		(.04)
Total distributions	(.40)		(.20)	(.13)	(.24)	(.13)		(.32)
Net asset value, end of period	$10.08		$9.56	$8.91	$8.85	$8.10		$7.11
Total Return (%)b	9.85	**	9.67	2.11	12.44	15.93	c	(28.25	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	787		748	780	874	885		815
Ratio of expenses before expense reductions (%)	.90	*	.91	.93	.97	.98		.99
Ratio of expenses after expense reductions (%)	.90	*	.91	.93	.97	.97		.96
Ratio of net investment income (%)	3.22	*	2.67	1.58	1.51	2.24		2.51
Portfolio turnover rate (%)	42	**	204	137	251	204		276
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class B	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010	2009		2008
Selected Per Share Data
Net asset value, beginning of period	$9.57		$8.91	$8.85	$8.11	$7.15		$10.30
Income (loss) from investment operations: Net investment incomea	.10		.15	.06	.04	.11		.22
Net realized and unrealized gain (loss)	.77		.62	.03	.87	.95		(3.07)
Total from investment operations	.87		.77	.09	.91	1.06		(2.85)
Less distributions from: Net investment income	(.08)		(.11)	(.03)	(.10)	(.10)		(.21)
Net realized gains	(.27)		—	—	(.07)	—		(.05)
Tax return of capital	—		—	—	—	—		(.04)
Total distributions	(.35)		(.11)	(.03)	(.17)	(.10)		(.30)
Net asset value, end of period	$10.09		$9.57	$8.91	$8.85	$8.11		$7.15
Total Return (%)b	9.29	c**	8.70	1.06	11.25	15.19	c	(28.34	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4		5	6	10	17		22
Ratio of expenses before expense reductions (%)	1.91	*	1.89	1.89	2.00	1.90		1.90
Ratio of expenses after expense reductions (%)	1.90	*	1.89	1.89	2.00	1.69		1.13
Ratio of net investment income (%)	2.14	*	1.66	.62	.48	1.51		2.34
Portfolio turnover rate (%)	42	**	204	137	251	204		276
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class C	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$9.55		$8.89	$8.84	$8.08	$7.10	$10.22
Income (loss) from investment operations: Net investment incomea	.12		.17	.07	.06	.10	.15
Net realized and unrealized gain (loss)	.76		.62	.03	.87	.94	(3.03)
Total from investment operations	.88		.79	.10	.93	1.04	(2.88)
Less distributions from: Net investment income	(.09)		(.13)	(.05)	(.10)	(.06)	(.15)
Net realized gains	(.27)		—	—	(.07)	—	(.05)
Tax return of capital	—		—	—	—	—	(.04)
Total distributions	(.36)		(.13)	(.05)	(.17)	(.06)	(.24)
Net asset value, end of period	$10.07		$9.55	$8.89	$8.84	$8.08	$7.10
Total Return (%)b	9.41	**	8.90	1.16	11.49	15.11	(28.85	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18		17	19	21	22	18
Ratio of expenses before expense reductions (%)	1.72	*	1.74	1.75	1.79	1.81	1.82
Ratio of expenses after expense reductions (%)	1.72	*	1.74	1.75	1.79	1.81	1.82
Ratio of net investment income (%)	2.40	*	1.84	.76	.68	1.39	1.65
Portfolio turnover rate (%)	42	**	204	137	251	204	276
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class S	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010	2009		2008
Selected Per Share Data
Net asset value, beginning of period	$9.56		$8.91	$8.85	$8.10	$7.11		$10.25
Income (loss) from investment operations: Net investment incomea	.16		.27	.16	.14	.18		.25
Net realized and unrealized gain (loss)	.77		.60	.04	.87	.95		(3.06)
Total from investment operations	.93		.87	.20	1.01	1.13		(2.81)
Less distributions from: Net investment income	(.14)		(.22)	(.14)	(.19)	(.14)		(.24)
Net realized gains	(.27)		—	—	(.07)	—		(.05)
Tax return of capital	—		—	—	—	—		(.04)
Total distributions	(.41)		(.22)	(.14)	(.26)	(.14)		(.33)
Net asset value, end of period	$10.08		$9.56	$8.91	$8.85	$8.10		$7.11
Total Return (%)	9.96	**	9.90	2.20	12.84	16.17	b	(28.11	)b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	248		236	241	258	251		245
Ratio of expenses before expense reductions (%)	.71	*	.71	.73	.77	.80		.79
Ratio of expenses after expense reductions (%)	.71	*	.71	.73	.77	.72		.77
Ratio of net investment income (%)	3.41	*	2.88	1.78	1.70	2.48		2.70
Portfolio turnover rate (%)	42	**	204	137	251	204		276
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

			Years Ended October 31,
Institutional Class	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$9.56		$8.91	$8.86	$8.11	$7.12	$10.26
Income (loss) from investment operations: Net investment incomea	.17		.27	.17	.16	.19	.26
Net realized and unrealized gain (loss)	.76		.61	.04	.87	.95	(3.06)
Total from investment operations	.93		.88	.21	1.03	1.14	(2.80)
Less distributions from: Net investment income	(.14)		(.23)	(.16)	(.21)	(.15)	(.25)
Net realized gains	(.27)		—	—	(.07)	—	(.05)
Tax return of capital	—		—	—	—	—	(.04)
Total distributions	(.41)		(.23)	(.16)	(.28)	(.15)	(.34)
Net asset value, end of period	$10.08		$9.56	$8.91	$8.86	$8.11	$7.12
Total Return (%)	9.99	**	10.02	2.37	12.85	16.23	(27.99	)b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2	1	4	3	.27
Ratio of expenses before expense reductions (%)	.63	*	.65	.61	.60	.57	.75
Ratio of expenses after expense reductions (%)	.63	*	.65	.61	.60	.57	.71
Ratio of net investment income (%)	3.53	*	2.94	1.90	1.87	2.63	2.76
Portfolio turnover rate (%)	42	**	204	137	251	204	276
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Global Income Builder Fund (the "Fund") is a diversified series of DWS Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, administration fee, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These fixed and floating rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments but the Fund may also invest in Participants. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in mortgage-backed securities, premium amortization on debt securities, investments in futures, swap contracts, passive foreign investment companies and forward foreign currency exchange contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Interest Rate Swap Contracts. For the six months ended April 30, 2013, the Fund entered into interest rate swap transactions to gain exposure to different parts of the yield curve while managing overall duration. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund agrees to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. In addition, both the Fund and counterparty may agree to exchange variable rate payments based on different indices. The payment obligations are based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. In connection with these agreements, securities and or cash may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

A summary of the open interest rate swap contracts as of April 30, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $10,000,000 to $46,300,000.

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. The Fund may enter into credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund. For the six months ended April 30, 2013, the Fund entered into credit default swap contracts to gain exposure to the underlying issuer's credit quality characteristics.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of April 30, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in credit default swap contracts purchased had a total notional value generally indicative of a range from $0 to $7,200,000, and the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $640,000 to $7,840,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2013, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. The Fund also entered into interest rate futures contracts for non-hedging purposes to seek to enhance potential gains.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2013, is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $57,446,000 to $127,282,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $6,401,000 to $11,183,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices and interest rate options, will require cash settlement by the Fund if exercised. For the six months ended April 30, 2013, the Fund entered into options on interest rate futures and interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

A summary of the open purchased option contracts as of April 30, 2013 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in the table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in written option contracts had a total value generally indicative of a range from approximately $610,000 to $932,000, and purchased option contracts had a total value generally indicative of a range from approximately $644,000 to $1,256,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2013, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities and to enhance total returns.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2013, is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $39,922,000 to $62,822,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $18,972,000 to $36,851,000. The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from approximately $3,801,000 to $21,766,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2013 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$1,256,246	$—	$—	$305,734	$1,561,980
Credit Contracts (a)	—	—	49,756	—	49,756
Foreign Exchange Contracts (c)	—	563,106	—	—	563,106
	$1,256,246	$563,106	$49,756	$305,734	$2,174,842

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Investments in securities, at value (includes purchased options) and unrealized appreciation on swap contracts

(b) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(c) Unrealized appreciation on forward foreign currency exchange contracts
Liability Derivatives	Written Options	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$(931,612)	$—	$(31,588)	$(963,200)
Foreign Exchange Contracts (c)	—	(958,925)	—	(958,925)
	$(931,612)	$(958,925)	$(31,588)	$(1,922,125)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Options written, at value

(b) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(c) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2013 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$3,969	$538,107	$—	$(32,884)	$3,181,797	$3,690,989
Credit Contracts (a)	—	—	—	187,202	—	187,202
Foreign Exchange Contracts (b)	—	—	41,643	—	—	41,643
	$3,969	$538,107	$41,643	$154,318	$3,181,797	$3,919,834

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from investments (includes purchased options), written options, swap contracts and futures, respectively

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$248,123	$(10,146)	$—	$92,669	$(46,431)	$284,215
Credit Contracts (a)	—	—	—	20,808	—	20,808
Foreign Exchange Contracts (b)	—	—	(575,208)	—	—	(575,208)
	$248,123	$(10,146)	$(575,208)	$113,477	$(46,431)	$(270,185)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swaps contracts and futures, respectively

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended April 30, 2013, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $433,674,933 and $453,680,429, respectively. Purchases and sales of U.S. Treasury securities aggregated $1,254,937 and $36,452,687, respectively.

For the six months ended April 30, 2013, transactions for written options on interest rate swap contracts and futures contracts were as follows:
	Contracts/ Contract Amount	Premiums
Outstanding, beginning of period	43,800,043	$1,160,112
Options written	30,900,050	164,601
Options expired	(93)	(36,123)
Outstanding, end of period	74,700,000	$1,288,590

D. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Amended and Restated Management Agreement.

Under the Management Agreement, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following rates:
First $1.5 billion of the Fund's average daily net assets	.370%
Next $500 million of such net assets	.345%
Next $1.5 billion of such net assets	.310%
Next $2.0 billion of such net assets	.300%
Next $2.0 billion of such net assets	.290%
Next $2.5 billion of such net assets	.280%
Next $2.5 billion of such net assets	.270%
Over $12.5 billion of such net assets	.260%

Accordingly, for the six months ended April 30, 2013, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.37% of the Fund's average daily net assets.

For the period from November 1, 2012 through September 30, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.15%
Class B	1.90%
Class C	1.90%
Class S	.90%
Institutional Class	.90%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2013, the Administration Fee was $506,232, of which $85,882 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2013, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at April 30, 2013
Class A	$360,231	$—	$186,094
Class B	7,616	242	3,867
Class C	12,923	—	6,754
Class S	182,648	—	92,472
Institutional Class	481	—	228
	$563,899	$242	$289,415

Distribution and Service Fees. Under the Fund's Class B and C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2013, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2013
Class B	$16,274	$9,806
Class C	64,242	13,865
	$80,516	$23,671

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2013, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2013	Annualized Effective Rate
Class A	$896,577	$352,484	0.24%
Class B	5,315	1,881	0.24%
Class C	20,943	7,461	0.24%
	$922,835	$361,826

Underwriting and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2013 aggregated $26,040.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2013, the CDSC for Class B and C shares aggregated $1,491 and $224, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions for Class A shares. For the six months ended April 30, 2013, DIDI received $79 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory, filing services to the Fund. For the six months ended April 30, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $18,274, of which $11,260 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor (0.00% net effective rate for the period ending April 30, 2013), the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended April 30, 2013, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $36,974.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2013.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2013		Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,215,935	$21,529,571	1,746,762	$16,097,518
Class B	11,193	108,020	12,036	111,341
Class C	114,224	1,111,821	117,993	1,097,649
Class S	716,892	6,945,519	987,731	9,123,433
Institutional Class	53,384	521,358	41,834	378,306
		$30,216,289		$26,808,247
Shares issued to shareholders in reinvestment of distributions
Class A	3,072,890	$29,109,512	1,700,086	$15,676,393
Class B	16,629	157,532	6,444	59,732
Class C	62,940	595,323	24,666	228,201
Class S	962,167	9,117,209	563,841	5,194,307
Institutional Class	8,923	84,564	3,941	36,381
		$39,064,140		$21,195,014
Shares redeemed
Class A	(5,498,510)	$(53,221,208)	(12,732,481)	$(117,303,395)
Class B	(141,925)	(1,393,042)	(262,688)	(2,407,469)
Class C	(184,881)	(1,783,178)	(417,234)	(3,841,500)
Class S	(1,740,189)	(16,784,999)	(3,880,699)	(35,770,269)
Institutional Class	(17,313)	(169,195)	(16,282)	(147,200)
		$(73,351,622)		$(159,469,833)
Net increase (decrease)
Class A	(209,685)	$(2,582,125)	(9,285,633)	$(85,529,484)
Class B	(114,103)	(1,127,490)	(244,208)	(2,236,396)
Class C	(7,717)	(76,034)	(274,575)	(2,515,650)
Class S	(61,130)	(722,271)	(2,329,127)	(21,452,529)
Institutional Class	44,994	436,727	29,493	267,487
		$(4,071,193)		$(111,466,572)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B shares limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2012 to April 30, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2013 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/13	$1,098.50	$1,092.90	$1,094.10	$1,099.60	$1,099.90
Expenses Paid per $1,000*	$4.68	$9.86	$8.93	$3.70	$3.28
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/13	$1,020.33	$1,015.37	$1,016.27	$1,021.27	$1,021.67
Expenses Paid per $1,000*	$4.51	$9.49	$8.60	$3.56	$3.16

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Global Income Builder Fund	.90%	1.90%	1.72%	.71%	.63%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	KTRAX	KTRBX	KTRCX	KTRSX	KTRIX
CUSIP Number	23336W 106	23336W 205	23336W 304	23336W 502	23336W 601
Fund Number	002	202	302	2033	1402

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

Notes

Notes

Notes

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DGIBF-3
(R-027564-2 6/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Income Builder Fund, a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 26, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 26, 2013